Debt	6 Months Ended
Jun. 30, 2011
Debt
Debt Disclosure [Text Block]

NOTE 5 - PROMISSORY NOTES

The Company had outstanding $0 in promissory notes payable and $0 in accrued interest as of June 30, 2011.  The Company entered into promissory notes for $392,675 between April and July 2007 with six individuals/companies. On December 31, 2008, the Company renegotiated these notes. In the process of this, the Company added $57,675 in interest that was unpaid during 2008. The Company also issued shares to the note holders to cure a default under the note and extended the due date to January 30, 2009. The notes accrued interest at annual interest rates of 10% and were to mature from October 2007 to January 2008. The Company negotiated a full settlement on April 15, 2010 and issued 354,070 shares for all principal and interest due the promissory note holders.

The Company had issued 16,500 warrants with these notes that have since been converted to shares of common stock and none of the warrants remain outstanding.

Short-term Debt [Text Block]

NOTE 7 – CONVERTIBLE NOTE

                The Company entered into an agreement with a company that was owed shares of stock and this was recorded as a liability for stock to be issued. This Company as of December 17, 2010 was owed 1,208,500 shares of common stock valued at $2,000,000. The shares were accrued at various dates from 2009 and 2010. The Company agreed to convert their liability of stock to be issued to

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them to a convertible note. The note is convertible at the holders request at the market value of the stock at the time of the request for conversion, or may be paid in cash at the time of a financing.